As filed with the Securities and Exchange Commission on November 13, 2012

1933 Act File No. 033-91770
1940 Act File No. 811-09038

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	30	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	31	[	X	]

THE OLSTEIN FUNDS
(Exact Name of Registrant as Specified in Charter)

4 Manhattanville Road, Purchase, NY  10577
 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (914) 269-6100

Robert A. Olstein
Olstein Capital Management, L.P.
4 Manhattanville Road
Purchase, NY  10577
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No.30 to the Registration Statement of The Olstein Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 29 on Form N-1A filed October 29, 2012.  This PEA No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 29 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Purchase, and State of New York, on the 9th day of November, 2012.

THE OLSTEIN FUNDS
By: /s/ Robert A. Olstein
Name: Robert A. Olstein
Title: Chairman and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert A. Olstein	Chairman and President	November 9, 2012
Robert A. Olstein

/s/ Erik K. Olstein	Trustee, Secretary and Assistant Treasurer	November 9, 2012
Erik K. Olstein

/s/ Michael Luper	Chief Accounting Officer and Treasurer	November 9, 2012
Michael Luper

Fred W. Lange*	Trustee	November 9, 2012
Fred W. Lange

John R. Lohr*	Trustee	November 9, 2012
John R. Lohr

D. Michael Murray*	Trustee	November 9, 2012
D. Michael Murray

Lawrence K. Wein*	Trustee	November 9, 2012
Lawrence K. Wein

*By: /s/ Robert A. Olstein
Robert A. Olstein
Attorney-in-Fact (Pursuant to Power of Attorney)

C-1

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

 C-2